Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of impact of restatement in financial statements

	2021
in EUR	as initially Reported	Adjustment	as Restated
Accumulated Deficit	(26,787,316)	(760,000)	(27,547,317)
Other financial liabilities	7,254,176	760,000	8,014,179
Equity and liabilities	161,666,399	—	161,666,399

	2021
in EUR	as initially Reported	Adjustment	as Restated
General administrative expenses*	(23,038,867)	(760,000)	(23,798,867)
Selling expenses	(6,388,678)	1,379,015	(5,009,662)
Research and development expenses	(4,498,121)	(1,379,015)	(5,877,136)
Other operating income	11,627,312	(3,423,092)	8,204,220
Other operating expenses	(7,709,283)	3,423,092	(4,286,191)
Net loss	(11,508,019)	(760,000)	(12,268,019)
Net loss per share in EUR	(2.59)	(0.17)	(2.76)

* Amounts included under “Consultancy & audit” within Note 19

	2021			2020
in EUR	as initially Reported	Adjustment	as Restated	as initially Reported	Adjustment	as Restated
Adjustments for:
- Foreign currency effect	521,390	(7,243,237)	(6,721,847)	(2,047,671)	2,910,897	863,226
Cash provided by / (used in) operating activities	(22,210,371)	(7,243,237)	(29,453,608)	(1,491,487)	2,910,897	1,419,410
Proceeds from loans and borrowings	55,552,179	1,611,762	57,163,941	53,577,777	—	53,577,777
Net cash provided by / (used in) financing activities	8,208,389	1,611,762	9,820,150	76,236,946	—	76,236,946
Net increase / (decrease) in cash and cash equivalents	(23,239,443)	(5,631,475)	(28,870,918)	71,874,992	2,910,897	74,785,888
Foreign currency effect on cash and cash equivalents	222,307	5,631,475	5,853,782	(188,835)	(2,910,897)	(3,099,731)

Summary of exchange rates to Euro for currencies

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€ 1 Equals)	2022	2022
USD	1.0550	1.0666
CNY	7.0786	7.3582
JPY	133.3358	140.6600
TWD	31.4900	32.7400
PHP	57.5384	59.3200

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€ 1 Equals)	2021	2021
USD	1.1851	1.1326
CNY	7.6511	7.1947
JPY	129.6878	130.3800
TWD	33.0284	31.5268

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€ 1 Equals)	2020	2020
USD	1.1419	1.2271
CNY	7.8690	8.0225
JPY	121.8024	126.4900
TWD	33.6168	34.5067

Schedule of estimated useful lives of property and equipment

Years
Technical equipment and machinery	3 ‑ 13
Other equipment, factory and office equipment	3 ‑ 13

Schedule of estimated useful lives of rights of use assets

Years
Buildings	1.5 ‑ 10
Factory, office and other equipment	2 ‑ 3

Schedule of estimated useful lives of intangible assets

Years
Customer Relationships	5
Software, Licenses and Patents	2 - 5